Summary of condensed balance sheet (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current assets:
TOTAL ASSETS	$ 8,548,692	$ 15,257,761
Current liabilities:
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	1,753,608	1,511,786
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 16,199,451 and 15,929,451 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	3,240	3,186
Preference shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	200
Additional paid-in capital	19,072,173	17,872,227
Statutory reserve	40,590	40,590
Accumulated deficit	(12,731,341)	(4,232,288)
Accumulated other comprehensive income	410,222	62,260
TOTAL SHAREHOLDERS’ EQUITY	6,795,084	13,745,975	$ 21,498,557	$ 26,954,242
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,548,692	15,257,761
Related Party [Member]
Current assets:
Amounts due from related parties		93,686
Current liabilities:
Amounts due to related parties	109,013	73,159
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents	862	207,511
Deferred expenses		52,500
Investment in subsidiaries	4,344,752	10,595,038
TOTAL ASSETS	8,064,833	14,650,487
Current liabilities:
Interest payable	61,482
Accrued expenses and liabilities	208,267	297,405
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	1,269,749	904,512
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 16,199,451 and 15,929,451 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	3,240	3,186
Preference shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	200
Additional paid-in capital	19,072,173	17,872,227
Statutory reserve		40,590
Accumulated deficit	(12,690,751)	(4,232,288)
Accumulated other comprehensive income	410,222	62,260
TOTAL SHAREHOLDERS’ EQUITY	6,795,084	13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,064,833	14,650,487
Reportable Legal Entities [Member] | Parent Company [Member] | Subsidiaries and VIE [Member]
Current assets:
Amounts due from related parties	3,719,219	3,701,752
Reportable Legal Entities [Member] | Parent Company [Member] | Related Party [Member]
Current assets:
Amounts due from related parties		93,686
Current liabilities:
Amounts due to related parties		$ 7,107